Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,270,131	$ 4,278,124
Restricted cash (note 3)	5,166	8,253
Short-term investments (note 4)	9,953,042	7,034,569
Accounts receivable - net (note 6)	440,019	537,118
Inventories (note 7)	139,874	180,719
Prepaid expenses and deposits	11,621	15,242
Income tax receivable	10,703	72,371
Total current assets	11,830,556	12,126,396
Property, plant and equipment - net (note 8)	979,617	993,781
Prepaid land lease payments (note 9)	65,540	69,815
Intangible assets - net (note 10)	8,520	9,699
Long-term prepaid expenses (note 13(b))	24	23
Long-term investments (note 4)	684,285	661,440
Prepayments for acquisition of equipment	6,772	120,912
Deferred tax assets (note 15)	29,790	71,118
Right-of-use assets (notes 11 and 13(b))	45,525	58,586
Other non-current assets	7,345	2,798
Total assets	13,657,974	14,114,568
Current liabilities
Short-term bank loans and current portion of long-term bank loans (note 12)	76,089	293
Loan from a non-controlling shareholder (note 13 (a))	0	4,358
Accounts payable and accrued liabilities (note 14)	973,949	905,923
Income tax payable	41,258	0
Deferred revenue (note 16)	20,127	17,955
Deferred government grants (note 17)	1,586	15,120
Dividend payable (note 19)	29,089	141,993
Lease liability (notes 11 and 13(b))	5,806	5,993
Total current liabilities	1,147,904	1,091,635
Deferred revenue	200	0
Deferred government grants (note 17)	5,865	4,477
Long-term bank loans (note 12)	177,817	11,513
Deferred tax liability	263,711	241,526
Lease liability (notes 11 and 13(b))	39,271	52,516
Other non-current liabilities (note 15)	439	240
Total long-term liabilities	487,303	310,272
Total liabilities	1,635,207	1,401,907
Commitments and contingencies (notes 18 and 24)
EQUITY
Preferred stock (note 19) Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813, including 14,630,813 held in trust (2022 - 14,630,813, 14,630,813)	15	15
Common stock (note 19) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,502,243, including 27,777,341 held in trust (2022 - 99,638,043, 27,777,341 )	100	100
Additional paid-in capital	541,258	540,582
Accumulated other comprehensive income (loss)	(490,055)	(383,276)
Statutory surplus reserves (note 21)	1,539,584	1,538,013
Accumulated earnings	7,118,516	7,225,987
Total shareholders' equity	8,709,418	8,921,421
Non-controlling interests	3,313,349	3,791,240
Total equity	12,022,767	12,712,661
Total liabilities and equity	$ 13,657,974	$ 14,114,568